Debt and Capital Structure (Tables)	9 Months Ended
Sep. 30, 2021
Borrowings [abstract]
Schedule of Short-Term and Long-Term Debt
A) Short-Term Borrowings

As at	Notes	September 30, 2021	December 31, 2020
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	48	121
Sunrise Uncommitted Demand Credit Facility	iii	—	—
Total Debt Principal		48	121
B) Long-Term Debt

As at	Notes	September 30, 2021	December 31, 2020
Revolving Term Debt (1)	i	—	—
Canadian Dollar Unsecured Notes	ii	2,750	—
U.S. Dollar Denominated Unsecured Notes	ii	9,950	7,510
Total Debt Principal		12,700	7,510
Net Debt Premiums (Discounts) and Transaction Costs (2)		286	(69)
Long-Term Debt		12,986	7,441
Less: Current Portion		545	—
Long-Term Portion		12,441	7,441
(1)Revolving term debt may include Bankers’ Acceptances, London Interbank Offered Rate based loans, prime rate loans and U.S. base rate loans.
(2)Includes $369 million net debt premiums related to the Canadian and U.S. dollar denominated unsecured notes assumed at fair value in the Arrangement.
Schedule Remaining Principal Amounts of U.S. Dollar Denominated Unsecured Notes
The principal amounts of the Company’s unsecured notes are:

	September 30, 2021		December 31, 2020
As at	US$ Principal Amount	C$ Principal Amount and Equivalent	US$ Principal Amount	C$ Principal Amount and Equivalent
U.S. Dollar Denominated Unsecured Notes
3.95% due April 15, 2022	246	314	—	—
3.00% due August 15, 2022	179	227	500	637
3.80% due September 15, 2023	115	147	450	573
4.00% due April 15, 2024	269	342	—	—
5.38% due July 15, 2025	666	848	1,000	1,273
4.25% due April 15, 2027	962	1,225	962	1,225
4.40% due April 15, 2029	750	956	—	—
2.65% due January 15, 2032	500	637	—	—
5.25% due June 15, 2037	583	743	583	742
6.80% due September 15, 2037	387	493	—	—
6.75% due November 15, 2039	1,390	1,771	1,390	1,770
4.45% due September 15, 2042	155	198	155	198
5.20% due September 15, 2043	58	74	58	74
5.40% due June 15, 2047	800	1,019	800	1,018
3.75% due February 15, 2052	750	956	—	—
	7,810	9,950	5,898	7,510
Canadian Dollar Unsecured Notes
3.55% due March 12, 2025	—	750	—	—
3.60% due March 10, 2027	—	750	—	—
3.50% due February 7, 2028	—	1,250	—	—
	—	2,750	—	—
Total Unsecured Notes	7,810	12,700	5,898	7,510

Summary of Net Debt to Adjusted EBITDA
Net Debt to Adjusted EBITDA

As at	September 30, 2021	December 31, 2020 (1)
Short-Term Borrowings	48	121
Current Portion of Long-Term Debt	545	—
Long-Term Portion of Long-Term Debt	12,441	7,441
Less: Cash and Cash Equivalents	(2,010)	(378)
Net Debt	11,024	7,184

Net Earnings (Loss)	842	(2,379)
Add (Deduct):
Finance Costs	981	536
Interest Income	(16)	(9)
Income Tax Expense (Recovery)	276	(851)
Depreciation, Depletion and Amortization	4,083	3,464
Exploration Expense	74	91
Unrealized (Gain) Loss on Risk Management	275	56
Foreign Exchange (Gain) Loss, Net	(442)	(181)
Re-measurement of Contingent Payment	588	(80)
(Gain) Loss on Divestitures of Assets	(178)	(81)
Other (Income) Loss, Net	(116)	40
Share of (Income) Loss From Equity-Accounted Affiliates	(40)	—
Adjusted EBITDA (2)	6,327	606

Net Debt to Adjusted EBITDA	1.7x	11.9x
(1)     Comparative figures include Cenovus's results prior to the closing of the Arrangement on January 1, 2021, and do not reflect any historical data from Husky.
(2)     Calculated on a trailing twelve-month basis.

Summary of Net Debt to Capitalization
Net Debt to Capitalization

As at	September 30, 2021	December 31, 2020 (1)
Net Debt	11,024	7,184
Shareholders’ Equity	24,373	16,707
	35,397	23,891

Net Debt to Capitalization	31%	30%
(1)     Comparative figures include Cenovus results prior to the closing of the Arrangement on January 1, 2021, and does not reflect any historical data from Husky.